Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2012		December 31,2011
	RMB	US$	RMB
Buildings	46,280	7,428	45,339
Plant and equipment	453,518	72,795	450,442
Computer equipment	2,056	330	2,170
Furniture and fixtures	9,027	1,449	8,247
Motor vehicles	2,094	336	2,358
	512,975	82,338	508,556
Less: accumulated depreciation	(279,640)	(44,885)	(231,437)
	233,335	37,453	277,119